Borrowings (Details) - Schedule of short-term borrowings - USD ($)		6 Months Ended
		Sep. 30, 2023	Mar. 31, 2023
Short-Term Debt [Line Items]
Total short-term borrowings		$ 54,539,800	$ 60,636,412
Syndicated Loans Tranche A [Member]
Short-Term Debt [Line Items]
Maturity	[1]	December 2023
Interest Rate	[1],[2]	TIBOR^(3M)+0.70%- TIBOR (1M)+1.20%
Total short-term borrowings	[1]	$ 54,539,800	$ 60,636,412

[1]	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan for additional three months with a maturity date on December 29, 2023, and the interest rate was adjusted to TIBOR (1M)+1.20%. As of September 30, 2023, the total outstanding balance of this loan was approximately ¥8.15 billion (approximately $54.5 million). The syndicated loan is guaranteed by Mr. Kanayama.
[2]	TIBOR is an acronym for the Tokyo Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Japanese interbank market.